Segmented Information (Tables)	12 Months Ended
Dec. 31, 2021
Operating Segments [Abstract]
Results of operating segments
Results by segment for the years ended December 31, 2021 and December 31, 2020 are as follows:

	Canada	U.S.	Asset Management	Asia	Corporate	Consolidation adjustments	Total
2021
Gross premiums:
Annuities	$3,874	$—	$—	$29	$14	$—	$3,917
Life insurance	5,848	1,452	—	3,542	83	—	10,925
Health insurance	5,989	4,624	—	24	27	—	10,664
Total gross premiums	15,711	6,076	—	3,595	124	—	25,506
Less: Ceded premiums	1,533	705	—	201	14	—	2,453
Net investment income (loss)	3,069	546	20	1,060	37	(99)	4,633
Fee income	1,611	81	5,835	642	111	(278)	8,002
Total revenue	18,858	5,998	5,855	5,096	258	(377)	35,688
Less:
Total benefits and expenses	16,651	5,375	4,591	3,838	513	(377)	30,591
Income tax expense (benefit)	384	124	372	113	(266)	—	727
Total net income (loss)	$1,823	$499	$892	$1,145	$11	$—	$4,370
Less:
Net income (loss) attributable to participating policyholders	265	—	—	70	—	—	335
Shareholders’ net income (loss)	$1,558	$499	$892	$1,075	$11	$—	$4,035
2020
Gross premiums:
Annuities	$3,594	$—	$—	$108	$27	$—	$3,729
Life insurance	5,358	1,548	—	4,821	85	—	11,812
Health insurance	6,011	4,583	—	33	22	—	10,649
Total gross premiums	14,963	6,131	—	4,962	134	—	26,190
Less: Ceded premiums	1,530	695	—	212	15	—	2,452
Net investment income (loss)	6,823	2,610	23	2,550	758	(46)	12,718
Fee income	1,376	92	5,014	572	103	(276)	6,881
Total revenue	21,632	8,138	5,037	7,872	980	(322)	43,337
Less:
Total benefits and expenses	20,669	7,825	3,712	7,137	1,029	(322)	40,050
Income tax expense (benefit)	50	56	334	54	1	—	495
Total net income (loss)	$913	$257	$991	$681	$(50)	$—	$2,792
Less:
Net income (loss) attributable to participating policyholders	196	—	—	87	—	—	283
Net income (loss) attributable to non-controlling interests	—	—	11	—	—	—	11
Shareholders’ net income (loss)	$717	$257	$980	$594	$(50)	$—	$2,498
Assets and liabilities by segment are as follows:

	Canada	U.S.	Asset Management	Asia	Corporate	Consolidation adjustments	Total
As at December 31, 2021
Total general fund assets	$110,499	$33,391	$10,024	$37,661	$14,187	$(388)	$205,374
Investments for account of segregated fund holders	$121,146	$519	$—	$7,609	$10,722	$—	$139,996
Total general fund liabilities	$100,838	$29,553	$8,010	$30,884	$8,404	$(388)	$177,301
As at December 31, 2020
Total general fund assets	$106,318	$33,790	$6,957	$36,414	$13,897	$(286)	$197,090
Investments for account of segregated fund holders	$107,494	$541	$—	$7,211	$10,675	$—	$125,921
Total general fund liabilities	$97,728	$30,354	$4,898	$30,004	$8,530	$(286)	$171,228

Disclosure of geographical areas
The following table shows revenue by country for Asset Management and Corporate:

	Asset Management		Corporate
For the years ended December 31,	2021	2020	2021	2020
Revenue:
United States	$5,299	$4,505	$112	$169
United Kingdom	289	174	74	725
Canada	233	311	75	79
Other countries	34	47	(3)	7
Total revenue	$5,855	$5,037	$258	$980

The following table shows total assets by country for Asset Management and Corporate:

	Asset Management		Corporate
As at December 31,	2021	2020	2021	2020
Total general fund assets:
United States	$8,203	$5,124	$2,570	$2,227
United Kingdom	1,064	1,037	6,892	7,766
Canada	582	580	4,533	3,716
Other countries	175	216	192	188
Total general fund assets	$10,024	$6,957	$14,187	$13,897
Investment for account of segregated fund holders:
United Kingdom	$—	$—	$10,722	$10,675
Total investment for account of segregated fund holders	$—	$—	$10,722	$10,675